Reconciliation Between GAAP And Non-GAAP Information (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Total revenue	$ 11,039		$ 10,608		$ 21,197		$ 20,494
Total cost of revenue	1,391		934		2,717		2,352
Gross profit	9,648		9,674		18,480		18,142
Research and development expenses	1,758		1,629		3,486		3,322
Selling, general and administrative expenses	6,477	[1]	6,215	[1]	12,803	[1]	12,101	[1]
Operating income	1,413		1,830		2,191		2,719
Financial expenses, net	(40)		(205)		(24)		(92)
Taxes on income	(377)	[2]	(626)	[2]	(569)	[2]	(800)	[2]
Other	3		(4)		5		11
Net income	999		995		1,603		1,838
Less: Net (income) loss attributable to the noncontrolling interest	3		3		3		(9)
Net income attributable to Cimatron's shareholders	1,002		998		1,606		1,829
Net income per share - basic and diluted	$ 0.11		$ 0.11		$ 0.17		$ 0.20
Weighted average number of shares outstanding
Basic EPS	9,362		9,309		9,355		9,305
Diluted EPS	9,362		9,329		9,360		9,323
Adjustment [Member]
Non-cash amortization of acquired intangible assets	(147)		(147)		(294)		(294)
One-time income from OCS agreement			419				419
Gross profit	147		(272)		294		(125)
Selling, general and administrative expenses	(32)	[1]	(98)	[1]	(85)	[1]	(197)	[1]
Operating income	179		(174)		379		72
Taxes on income			209	[2]	(91)	[2]	118	[2]
Net income	179		35		288		190
Net income attributable to Cimatron's shareholders	179		35		288		190
Non-GAAP [Member]
Total revenue	11,039		10,608		21,197		20,494
Total cost of revenue	1,244		1,206		2,423		2,477
Gross profit	9,795		9,402		18,774		18,017
Research and development expenses	1,758		1,629		3,486		3,322
Selling, general and administrative expenses	6,445	[1]	6,117	[1]	12,718	[1]	11,904	[1]
Operating income	1,592		1,656		2,570		2,791
Financial expenses, net	(40)		(205)		(24)		(92)
Taxes on income	(377)	[2]	(417)	[2]	(660)	[2]	(682)	[2]
Other	3		(4)		5		11
Net income	1,178		1,030		1,891		2,028
Less: Net (income) loss attributable to the noncontrolling interest	3		3		3		(9)
Net income attributable to Cimatron's shareholders	$ 1,181		$ 1,033		$ 1,894		$ 2,019
Net income per share - basic and diluted	$ 0.13		$ 0.11		$ 0.20		$ 0.22
Weighted average number of shares outstanding
Basic EPS	9,362		9,309		9,355		9,305
Diluted EPS	9,362		9,329		9,360		9,323

[1]	Non-GAAP adjustment to exclude non-cash amortization of acquired intangible assets.
[2]	Non-GAAP adjustment to exclude the effect of deferred taxes and other tax provisions.